Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2022	Dec. 31, 2021
Risk information
LCR under EU Commission's delegated act	311.00%	463.00%
NSFR	119.00%	139.00%
Liquidity risk
Risk information
LCR under EU Commission's delegated act	311.00%	463.00%
NSFR	119.00%	139.00%